Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Adjustment to Net Income (Loss) Available to Common Stockholders (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Net loss	$ (803,142)	$ (284,860)	$ (2,763,375)	$ (1,379,756)
Preferred shares redemption adjustment				201,924
Net loss available to common shareholders			$ (2,763,375)	$ (1,177,832)
Weighted number of common shares outstanding - basic & diluted	4,926,175	121,216	1,339,537	106,175
Loss applicable to common shareholders per share	$ (0.16)	$ (2.43)	$ (2.06)	$ (13.00)